GQC-SUMSUP-1 051013
Summary Prospectus Supplement dated May 10, 2013
The purpose of this mailing is to provide you with changes to the current Summary Prospectus for Class A, B, C, R and Y shares of the Fund listed below:
Invesco Global Quantitative Core Fund
Effective July 31, 2013, Invesco Global Quantitative Core Fund will change its name to Invesco Global Low Volatility Equity Yield Fund.
Effective July 31, 2013, the following information replaces in its entirety the information appearing under the heading “Investment Objective(s)”:
“The Fund’s investment objective is income and long-term growth of capital.”
Effective July 31, 2013, the following information replaces in its entirety the information appearing under the heading “Principal Investment Strategies of the Fund”:
“The Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities and in derivatives and other instruments that have economic characteristics similar to such securities. The Fund invests primarily in equity securities and depositary receipts of U.S. and foreign issuers. The principal types of equity securities in which the Fund invests are common and preferred stocks.
The Fund invests, under normal circumstances, in securities of issuers located in at least three different countries, including the U.S. The Fund may also invest up to 20% of its net assets in securities of issuers located in emerging markets countries, i.e., those that are in the initial stages of their industrial cycles.
The Fund can invest in derivative instruments including futures contracts.
The Fund can use futures contracts, including index futures, to gain exposure to the broad market in connection with managing cash balances.
The Fund seeks to provide a higher level of income (before fees) than the Russell 1000® Index while still achieving the highest return available given a lower volatility level. The Fund will attempt to do this through its stock selection process where the portfolio managers systematically evaluate fundamental and behavioral factors to forecast individual security returns and rank these securities based on their attractiveness relative to industry peers. This process includes evaluating each security based on its earnings momentum, price trend, management action and relative value. Using proprietary portfolio construction and risk management tools, the portfolio managers incorporate these individual security forecasts to construct an optimal portfolio of stocks.
The portfolio managers do not consider the composition of the Fund’s benchmark when constructing the portfolio. The portfolio managers believe that the lack of benchmark relative constraints allows for a higher level of return to be achieved while maintaining lower total risks (volatility) relative to the index.
The portfolio managers will consider selling or reducing a security position (i) if the forecasted return of a security becomes less attractive relative to industry peers or (ii) if a particular security’s risk profile changes.”
Effective July 31, 2013, the following information is added underneath the last risk appearing under the heading “Principal Risks of Investing in the Fund”:
“Currency/Exchange Rate Risk. The dollar value of the Fund’s foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded.”
GQC-SUMSUP-1 051013

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GQC-SUMSUP-1 051013
Effective July 31, 2013, the following information replaces in its entirety the information appearing under the heading “Performance Information – Average Annual Total Returns”:
“Average Annual Total Returns (for the periods ended December 31, 2012)

	1	5	10
	Year	Year	Years

Class A shares: Inception (9/15/1997)
Return Before Taxes	7.07%	-3.44%	6.75%
Return After Taxes on Distributions	6.70	-3.87	5.60
Return After Taxes on Distributions and Sale of Fund Shares	5.09	-2.99	5.63

Class B shares: Inception (9/15/1997)	7.53	-3.41	6.78

Class C shares: Inception (1/2/1998)	11.44	-3.07	6.61

Class R shares[1]: Inception (10/31/2005)	13.01	-2.58	7.12

Class Y shares[2]: Inception (10/3/2008)	13.55	-2.15	7.46

MSCI World IndexSM(reflects no deduction for fees, expenses or taxes)	15.83	-1.18	7.51

Lipper Global Equity Income Funds Index[3]	11.84	—	—

Lipper Global Multi-Cap Core Funds Index[3]	16.19	0.87	8.37

[1]	Class R shares’ performance shown prior to the inception date is that of Class A shares restated to reflect the higher 12b-1 fees applicable to Class R shares. Class A shares’ performance reflects any applicable fee waivers and/or expense reimbursements.

[2]	Class Y shares’ performance shown prior to the inception date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A shares’ performance reflects any applicable fee waivers and/or expense reimbursements.

[3]	The Fund has elected to use the Lipper Global Equity Income Funds Index to represent its peer group benchmark rather than the Lipper Global Multi-Cap Core Funds Index because the Lipper Global Equity Income Funds Index more closely reflects the performance of the types of securities in which the Fund invests.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and after-tax returns for other classes will vary.”
Additionally, effective July 31, 2013, the Fund generally declares and pays dividends from net investment income, if any, quarterly.
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GQC-SUMSUP-2 051013
Summary Prospectus Supplement dated May 10, 2013
The purpose of this mailing is to provide you with changes to the current Summary Prospectus for Class R5 shares of the Fund listed below:
Invesco Global Quantitative Core Fund
Effective July 31, 2013, Invesco Global Quantitative Core Fund will change its name to Invesco Global Low Volatility Equity Yield Fund.
Effective July 31, 2013, the following information replaces in its entirety the information appearing under the heading “Investment Objective(s)”:
“The Fund’s investment objective is income and long-term growth of capital.”
Effective July 31, 2013, the following information replaces in its entirety the information appearing under the heading “Principal Investment Strategies of the Fund”:
“The Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities and in derivatives and other instruments that have economic characteristics similar to such securities. The Fund invests primarily in equity securities and depositary receipts of U.S. and foreign issuers. The principal types of equity securities in which the Fund invests are common and preferred stocks.
The Fund invests, under normal circumstances, in securities of issuers located in at least three different countries, including the U.S. The Fund may also invest up to 20% of its net assets in securities of issuers located in emerging markets countries, i.e., those that are in the initial stages of their industrial cycles.
The Fund can invest in derivative instruments including futures contracts.
The Fund can use futures contracts, including index futures, to gain exposure to the broad market in connection with managing cash balances.
The Fund seeks to provide a higher level of income (before fees) than the Russell 1000® Index while still achieving the highest return available given a lower volatility level. The Fund will attempt to do this through its stock selection process where the portfolio managers systematically evaluate fundamental and behavioral factors to forecast individual security returns and rank these securities based on their attractiveness relative to industry peers. This process includes evaluating each security based on its earnings momentum, price trend, management action and relative value. Using proprietary portfolio construction and risk management tools, the portfolio managers incorporate these individual security forecasts to construct an optimal portfolio of stocks.
The portfolio managers do not consider the composition of the Fund’s benchmark when constructing the portfolio. The portfolio managers believe that the lack of benchmark relative constraints allows for a higher level of return to be achieved while maintaining lower total risks (volatility) relative to the index.
The portfolio managers will consider selling or reducing a security position (i) if the forecasted return of a security becomes less attractive relative to industry peers or (ii) if a particular security’s risk profile changes.”
Effective July 31, 2013, the following information is added underneath the last risk appearing under the heading “Principal Risks of Investing in the Fund”:
“Currency/Exchange Rate Risk. The dollar value of the Fund’s foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded.”
GQC-SUMSUP-2 051013

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GQC-SUMSUP-2 051013
Effective July 31, 2013, the following information replaces in its entirety the information appearing under the heading “Performance Information – Average Annual Total Returns”:
“Average Annual Total Returns (for the periods ended December 31, 2012)

	1	5	10
	Year	Year	Years

Class R5 shares[1]: Inception (4/30/2004)
Return Before Taxes	13.96%	-1.75%	7.87%
Return After Taxes on Distributions	13.45	-2.27	6.59
Return After Taxes on Distributions and Sale of Fund Shares	9.74	-1.60	6.56

MSCI World IndexSM(reflects no deduction for fees, expenses or taxes)	15.83	-1.18	7.51

Lipper Global Equity Income Funds Index[2]	11.84	—	—

Lipper Global Multi-Cap Core Funds Index[2]	16.19	0.87	8.37

[1]	Class R5 shares’ performance shown prior to the inception date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A shares’ performance reflects any applicable fee waivers and/or expense reimbursements. The inception date of the Fund’s Class A shares is September 15, 1997.

[2]	The Fund has elected to use the Lipper Global Equity Income Funds Index to represent its peer group benchmark rather than the Lipper Global Multi-Cap Core Funds Index because the Lipper Global Equity Income Funds Index more closely reflects the performance of the types of securities in which the Fund invests.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.”
Additionally, effective July 31, 2013, the Fund generally declares and pays dividends from net investment income, if any, quarterly.
GQC-SUMSUP-2 051013

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